Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements
Fair Value Measurements

Note 9. Fair Value Measurements

We measure assets and liabilities at fair value based on assumptions market participants would use in pricing an asset or liability in the principal or most advantageous market. Authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value whereby inputs are assigned a hierarchical level. The hierarchical levels are:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2: Observable prices, other than quoted prices included in Level 1 inputs for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Unobservable inputs for the asset or liability used to measure fair value to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The following table summarizes our financial instruments measured at fair value within the Consolidated Balance Sheets:

	September 30, 2016			December 31, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$—	$—	$—	$1,181	$—	$—
Liabilities
Long-term debt	—	—	795,364	—	—	1,055,045
Interest rate cap agreements	—	3,498	—	—	3,396	—
Total	$—	$3,498	$795,364	$1,181	$3,396	$1,055,045

Investments are classified as available‑for‑sale and carried at fair value in the accompanying Consolidated Balance Sheets. As of December 31, 2015, our investments consisted of money market securities valued using quoted market prices for identical assets in active markets. As of September 30, 2016, we no longer hold any available-for-sale securities.

The fair value of our private debt is determined based on fluctuations in current interest rates, the trends in market yields of debt instruments with similar credit ratings, general economic conditions and other quantitative and qualitative factors. The carrying value of our debt approximates its fair value.

The fair value of the interest rate cap agreements is determined using the market standard methodology of discounting the future expected variable cash receipts that would occur if interest rates rose above the strike rate of the caps. The analysis reflects the contractual terms of the derivatives, including period to maturity and remaining deferred premium payments, and uses observable market‑based inputs, including interest rates and implied volatilities. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rates. As such, the estimated fair values of these liabilities are classified as Level 2 in the fair value hierarchy.

Note 11. Fair Value Measurements

We measure assets and liabilities at fair value based on assumptions market participants would use in pricing an asset or liability in the principal or most advantageous market. Authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value whereby inputs are assigned a hierarchical level. The hierarchical levels are:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2: Observable prices, other than quoted prices included in Level 1 inputs for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Unobservable inputs for the asset or liability used to measure fair value to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The following table summarizes our financial instruments measured at fair value within the Consolidated Balance Sheets:

	December 31, 2015			December 31, 2014
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Available‑for‑sale securities	$1,181	$—	$—	$1,582	$—	$—
Liabilities
Long‑term debt	—	—	1,055,045	—	—	1,061,165
Interest rate cap agreements	—	3,396	—	—	1,099	—
Total	$—	$3,396	$1,055,045	$—	$1,099	$1,061,165

Investments are classified as available‑for‑sale and carried at fair value in the accompanying Consolidated Balance Sheets. Our investments consist of money market securities valued using quoted market prices for identical assets in active markets.

The fair value of the interest rate cap agreements is determined using the market standard methodology of discounting the future expected variable cash receipts that would occur if interest rates rose above the strike rate of the caps. The analysis reflects the contractual terms of the derivatives, including period to maturity and remaining deferred premium payments, and uses observable market‑based inputs, including interest rates and implied volatilities. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rates. As such, the estimated fair values of these liabilities are classified as Level 2 in the fair value hierarchy.

The fair value of our private debt is determined based on fluctuations in current interest rates, the trends in market yields of debt instruments with similar credit ratings, general economic conditions and other quantitative and qualitative factors. The carrying value of our debt approximates its fair value.